Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled RSUs and ESOPs Outstanding (Details)	12 Months Ended
	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2021 USD ($) shares $ / shares
Bottom of Range | 2019 Stock Compensation Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 6	$ 6
Top of Range | 2019 Stock Compensation Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 8	$ 8
0 - 0.07 (RSU) | 2019 Stock Compensation Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	4,958,938	3,050,573
Options outstanding, Weighted average remaining contractual life	1 year 5 months 4 days	1 year 5 months 23 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.07	$ 0.07
0 - 0.07 (RSU) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	6,232,975	8,047,240
Options outstanding, Weighted average remaining contractual life	1 year 5 months 19 days	1 year 8 months 1 day
Options outstanding, Weighted average exercise price | $ / shares	$ 0.06	$ 0.06
0 - 0.07 (RSU) | Bottom of Range | 2019 Stock Compensation Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0	$ 0
0 - 0.07 (RSU) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	0	0
0 - 0.07 (RSU) | Top of Range | 2019 Stock Compensation Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	0.07	0.07
0 - 0.07 (RSU) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0.07	$ 0.07
6 - 8 (ESOP) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	700,844	1,049,456
Options outstanding, Weighted average remaining contractual life	7 months 24 days	1 year 9 months 29 days
Options outstanding, Weighted average exercise price | $ / shares	$ 7.35	$ 7.32
6 - 8 (ESOP) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 6	$ 6
6 - 8 (ESOP) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 8	$ 8